SCHEDULE OF ACCOUNTS PAYABLE TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Management fees – Smart Key International Consultant Co., Ltd.	$ 44,437	$ 103,596
Purchase of equipment, materials and services	0	4,157
Related Party [Member]
Related Party Transaction [Line Items]
Management fees – Smart Key International Consultant Co., Ltd.		103,596
Purchase of equipment, materials and services		4,157
Rental for the shop and office	111,631
Accounts payable transactions	$ 111,631	$ 107,753